Financial Derivative Contracts and Hedge Accounting - Schedule of Forecasted Cash Flows by Interest Rate Risk, Cash Flow Hedges (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 2,061,015	$ 2,666,521
Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,633,896	3,427,756
Cash Flow Hedges [Member] | 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,407,923	2,355,502
Cash Flow Hedges [Member] | 1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	225,973	609,729
Cash Flow Hedges [Member] | 3 to 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value		421,225
Cash Flow Hedges [Member] | Over 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value		41,300
Interest rate risk [member] | Cash Flow Hedges [Member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(218,990)	(449,586)
Interest rate risk [member] | Cash Flow Hedges [Member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	218,990	449,586
Interest rate risk [member] | Cash Flow Hedges [Member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	53,415	67,227
Interest rate risk [member] | Cash Flow Hedges [Member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(53,415)	516,813
Interest rate risk [member] | Cash Flow Hedges [Member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(272,405)	(516,813)
Interest rate risk [member] | Cash Flow Hedges [Member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	272,405	(67,227)
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 year [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(193,364)	(441,567)
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 year [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	193,364	441,567
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 year [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	47,490	43,430
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 year [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(47,490)	484,997
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 year [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(240,854)	(484,997)
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 year [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	240,854	(43,430)
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 - 3 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(25,626)	6,182
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 - 3 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	25,626	(6,182)
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,925	23,797
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(5,925)	17,615
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(31,551)	(17,615)
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 31,551	(23,797)
Interest rate risk [member] | Cash Flow Hedges [Member] | 3 to 6 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value		(13,260)
Interest rate risk [member] | Cash Flow Hedges [Member] | 3 to 6 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value		13,260
Interest rate risk [member] | Cash Flow Hedges [Member] | 3 to 6 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value		13,260
Interest rate risk [member] | Cash Flow Hedges [Member] | 3 to 6 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value		(13,260)
Interest rate risk [member] | Cash Flow Hedges [Member] | Over 6 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value		(941)
Interest rate risk [member] | Cash Flow Hedges [Member] | Over 6 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value		941
Interest rate risk [member] | Cash Flow Hedges [Member] | Over 6 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value		941
Interest rate risk [member] | Cash Flow Hedges [Member] | Over 6 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value		$ (941)